STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

February 29, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 30.6%
Aerospace & Defense - .2%
The Boeing Company, Sr. Unscd. Notes	3.20	3/1/2029	280,000		299,622
United Technologies, Sr. Unscd. Notes	4.13	11/16/2028	200,000		234,249
				533,871
Asset-Backed Certificates - .6%
Cascade Funding Mortgage Trust, Ser. 2019-HB1, Cl. A	2.39	12/25/2029	229,826	[a]	231,705
CNH Equipment Trust, Ser. 2018-B, Cl. A4	3.37	5/15/2024	495,000		520,328
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/2022	35,859	[a]	35,881
HPEFS Equipment Trust, Ser. 2019-1A, Cl. A2	2.19	9/20/2029	175,000	[a]	175,804
HPEFS Equipment Trust, Ser. 2019-1A, Cl. A3	2.21	9/20/2029	100,000	[a]	101,366
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	100,000	[a]	101,354
Verizon Owner Trust, Ser. 2017-3A, Cl. A1A	2.06	4/20/2022	237,186	[a]	237,885
Verizon Owner Trust, Ser. 2018-1A, Cl. A1A	2.82	9/20/2022	360,000	[a]	362,874
Verizon Owner Trust, Ser. 2019-C, Cl. A1A	1.94	4/22/2024	200,000		203,241
				1,970,438
Asset-Backed Ctfs./Auto Receivables - .8%
Ally Auto Receivables Trust, Ser. 2019-3, CI. A3	1.93	5/15/2024	330,000		334,287
AmeriCredit Automobile Receivables Trust, Ser. 2017-4, Cl. A3	2.04	7/18/2022	232,008		232,354
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	170,000		172,751
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	52,132	[a]	52,222
Hyundai Auto Lease Securitization Trust, Ser. 2017-C, Cl. A3	2.12	2/16/2021	11,412	[a]	11,415
Hyundai Auto Lease Securitization Trust, Ser. 2017-C, Cl. A4	2.21	9/15/2021	295,000	[a]	295,199
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	250,000		255,971

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 30.6% (continued)
Asset-Backed Ctfs./Auto Receivables - .8% (continued)
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	320,000	[a]	334,992
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	24,663	[a]	24,714
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	50,000	[a]	50,938
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	380,000	[a]	395,129
Oscar US Funding XI, Ser. 2019-2A, Cl. A4	2.68	9/10/2026	370,000	[a]	381,529
				2,541,501
Asset-Backed Ctfs./Credit Cards - .1%
Delamare Cards MTN Issuer, Ser. 2018-1A, Cl. A1, 1 Month LIBOR +.70%	2.36	11/19/2025	425,000	[a,b]	425,746
Automobiles & Components - .1%
Volkswagen Group of America Finance, Gtd. Notes	2.70	9/26/2022	200,000	[a]	204,628
Banks - 2.5%
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	200,000		207,810
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	229,000		237,419
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	105,000		113,533
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	60,000		61,342
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	250,000		283,599
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	68,000		74,054
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	205,000		218,144
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	325,000		350,460
Citigroup, Sr. Unscd. Notes	4.50	1/14/2022	180,000		189,288
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	260,000		340,463
Citizens Bank, Sr. Unscd. Notes	3.75	2/18/2026	250,000		276,672
First Republic Bank, Sr. Unscd. Notes	1.91	2/12/2024	250,000		253,573
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	200,000		214,311
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		283,445
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		215,849
JPMorgan Chase & Co., Sr. Unscd. Notes	4.50	1/24/2022	235,000		247,705
Keybank, Sr. Unscd. Bonds	2.50	11/22/2021	250,000		255,127
Kreditanstalt Fuer Wiederaufbau, Govt Gtd. Notes	2.38	12/29/2022	565,000		587,444
Morgan Stanley, Sr. Unscd. Notes	3.70	10/23/2024	85,000		92,488
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	310,000		330,078
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		83,329
Morgan Stanley, Sr. Unscd. Notes, 3 Month LIBOR +1.18%	3.00	1/20/2022	110,000	[b]	110,776

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 30.6% (continued)
Banks - 2.5% (continued)
PNC Bank, Sr. Unscd. Notes	2.23	7/22/2022	290,000		292,987
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000		239,303
Royal Bank of Scotland Group, Sr. Unscd. Notes	4.27	3/22/2025	250,000		269,667
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	190,000		209,423
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	3.21	11/29/2023	395,000	[b]	406,952
The PNC Financial Services Group, Sr. Unscd. Notes	3.30	3/8/2022	210,000		217,117
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	265,000		273,847
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000		213,247
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	175,000		179,876
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		360,350
				7,689,678
Beverage Products - .1%
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.00	4/13/2028	110,000		124,107
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.90	2/1/2046	180,000		222,746
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	35,000		37,590
				384,443
Building Materials - .1%
Carrier Global, Gtd. Notes	2.49	2/15/2027	235,000	[a]	239,466
Chemicals - .1%
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	145,000		167,606
Collateralized Municipal-Backed Securities - .7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[c]	644,328
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[c]	621,230
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	775,000	[c]	849,590
				2,115,148
Commercial & Professional Services - .2%
ERAC USA Finance, Gtd. Notes	7.00	10/15/2037	280,000	[a]	422,359
PayPal Holdings, Sr. Unscd. Notes	2.65	10/1/2026	165,000		172,475
				594,834

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 30.6% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.8%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	2.73	12/15/2037	225,000	[a,b]	225,885
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	1/15/2053	140,000		146,437
Commercial Mortgage Trust, Ser. 2013-300P, Cl. A1	4.35	8/10/2030	250,000	[a]	270,264
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. A4	3.18	2/10/2048	555,000		594,775
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	465,000		519,199
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, 1 Month LIBOR +.70%	2.36	6/15/2034	335,000	[a,b]	334,723
GS Mortgage Securities Trust, Ser. 2013-GC13, CI. A5	4.05	7/10/2046	220,000		238,236
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	2.45	12/22/2069	213,200	[a,b]	213,490
Permanent Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.55%	2.38	7/15/2058	250,000	[a,b]	250,460
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. M55D	4.00	7/25/2058	410,617		444,779
Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. MA	3.50	7/25/2058	202,146		215,499
Seasoned Loans Structured Transaction, Ser. 2019-1, Cl. A2	3.50	5/25/2029	165,000		182,815
Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000		283,212
Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000		267,595
Silverstone Master Issuer, Ser. 2019-1A, Cl. 1A, 3 Month LIBOR +.57%	2.39	1/21/2070	215,000	[a,b]	215,388
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	2.61	1/17/2035	347,907	[a,b]	348,364
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	244,307	[a]	251,965
VNDO Mortgage Trust, Ser. 2013-PENN, Cl. A	3.81	12/13/2029	250,000	[a]	252,593
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	200,000		212,687
				5,468,366
Consumer Staples - .0%
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	115,000		119,222
Diversified Financials - .2%
American Express, Sr. Unscd. Notes	2.50	7/30/2024	130,000		134,727

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 30.6% (continued)
Diversified Financials - .2% (continued)
American Express, Sr. Unscd. Notes	3.40	2/22/2024	180,000	192,611
Capital One Bank USA, Sub. Notes	3.38	2/15/2023	300,000	314,010
Visa, Sr. Unscd. Notes	3.15	12/14/2025	100,000	108,695
				750,043
Energy - 1.1%
Cameron LNG, Sr. Scd. Notes	3.30	1/15/2035	260,000	[a] 280,144
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	3.70	11/15/2029	285,000	[a] 285,851
Concho Resources, Gtd. Notes	4.88	10/1/2047	60,000	66,914
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	280,000	327,542
Diamondback Energy, Gtd. Notes	2.88	12/1/2024	190,000	191,072
Enbridge, Gtd. Notes	3.13	11/15/2029	175,000	181,561
Energy Transfer Operating, Gtd. Notes	4.90	2/1/2024	225,000	245,293
Energy Transfer Operating, Gtd. Notes	5.95	10/1/2043	90,000	100,140
Enterprise Products Operating, Gtd. Notes	2.80	1/31/2030	185,000	189,342
Equinor, Gtd. Notes	3.25	11/18/2049	130,000	137,494
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	140,000	153,103
Kinder Morgan Energy Partners, Gtd. Notes	6.55	9/15/2040	210,000	272,227
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	110,000	118,034
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	210,000	221,700
Spectra Energy Partners, Gtd. Notes	4.75	3/15/2024	75,000	82,556
Total Capital International, Gtd. Notes	3.46	2/19/2029	260,000	287,880
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	65,000	65,390
Western Midstream Operating, Sr. Unscd. Notes	4.65	7/1/2026	175,000	183,830
				3,390,073
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	2.50	8/15/2024	100,000	103,925
Waste Management, Gtd. Notes	3.15	11/15/2027	100,000	107,834
				211,759
Food Products - .1%
Conagra Brands, Sr. Unscd. Notes	3.80	10/22/2021	200,000	207,956
Kraft Heinz Foods, Gtd. Notes	3.95	7/15/2025	145,000	150,954
				358,910
Foreign Governmental - .1%
Colombia, Sr. Unscd. Notes	4.50	3/15/2029	200,000	226,269
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000	225,597
				451,866

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 30.6% (continued)
Health Care - .9%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	170,000		236,253
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	220,000	[a]	232,516
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/2025	130,000		138,629
Bristol-Myers Squibb, Sr. Unscd. Notes	3.20	6/15/2026	135,000	[a]	147,471
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	80,000	[a]	89,688
Cigna, Gtd. Notes	3.05	11/30/2022	140,000	[a]	144,534
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	225,000		251,964
DH Europe Finance II, Gtd. Notes	2.60	11/15/2029	180,000		187,167
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/2026	75,000		82,614
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	110,000		141,385
Medtronic, Gtd. Notes	4.63	3/15/2045	50,000		67,845
Merck & Co., Sr. Unscd. Notes	2.90	3/7/2024	115,000		121,680
Merck & Co., Sr. Unscd. Notes	3.40	3/7/2029	60,000		67,257
Mylan, Gtd. Notes	3.15	6/15/2021	195,000		198,128
Pfizer, Sr. Unscd. Notes	2.95	3/15/2024	40,000		42,469
Pfizer, Sr. Unscd. Notes	3.20	9/15/2023	45,000		47,901
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	55,000	[d]	61,751
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	195,000		202,549
UnitedHealth Group, Sr. Unscd. Notes	2.88	8/15/2029	150,000		159,817
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	155,000		199,360
				2,820,978
Industrial - .0%
John Deere Capital, Sr. Unscd. Notes	1.95	6/13/2022	140,000		142,324
Insurance - .8%
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	460,000		490,302
Jackson National Life Global Funding, Scd. Notes	3.30	2/1/2022	145,000	[a]	149,932
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	211,788
Metropolitan Life Global Funding I, Sr. Scd. Notes	2.40	1/8/2021	405,000	[a]	408,446
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	586,650
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	250,000	[a]	263,821
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[a]	160,191

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 30.6% (continued)
Insurance - .8% (continued)
Principal Financial Group, Gtd. Notes	4.30	11/15/2046	125,000	153,406
				2,424,536
Internet Software & Services - .1%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	175,000	224,370
Media - .5%
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	185,000	207,408
Comcast, Gtd. Notes	2.65	2/1/2030	335,000	351,697
Comcast, Gtd. Notes	6.50	11/15/2035	210,000	317,261
Sky, Gtd. Notes	3.75	9/16/2024	265,000	[a] 290,377
The Walt Disney Company, Gtd. Notes	4.00	10/1/2023	55,000	59,828
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000	378,015
				1,604,586
Metals & Mining - .1%
Southern Copper, Sr. Unscd. Notes	5.88	4/23/2045	70,000	89,521
Steel Dynamics, Sr. Unscd. Notes	3.45	4/15/2030	75,000	78,861
				168,382
Municipal Securities - .8%
Arizona Department of Transportation State Highway Fund, Revenue Bonds, Refunding	2.46	7/1/2030	45,000	48,083
California, GO, Ser. A	2.38	10/1/2026	230,000	243,809
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000	26,657
Los Angeles Department of Water & Power System, Water and Power System Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000	177,096
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000	121,633
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	2.16	8/1/2026	255,000	263,627
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000	306,308
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000	14,654
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. C	2.55	10/1/2028	250,000	268,192

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 30.6% (continued)
Municipal Securities - ..8% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. YY	4.45	6/15/2020	425,000	428,243
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000	189,621
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000	68,629
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000	68,861
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000	53,199
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	140,351
				2,418,963
Real Estate - .7%
Alexandria Real Estate Equities, Gtd. Notes	3.80	4/15/2026	225,000	249,355
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/2029	165,000	195,301
American Tower, Sr. Unscd. Notes	2.40	3/15/2025	140,000	143,871
AvalonBay Communities, Sr. Unscd. Notes	3.30	6/1/2029	215,000	238,699
CyrusOne, Gtd. Notes	2.90	11/15/2024	35,000	35,535
CyrusOne, Gtd. Notes	3.45	11/15/2029	85,000	86,816
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	235,000	[d] 245,885
Prologis, Sr. Unscd. Notes	2.13	4/15/2027	40,000	40,519
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	120,000	120,578
SBA Tower Trust, Asset Backed Notes	2.84	1/15/2025	210,000	[a] 220,285
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	300,000	325,963
Ventas Realty, Gtd. Notes	3.10	1/15/2023	210,000	219,856
				2,122,663
Retailing - .2%
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	110,000	123,123
Target, Sr. Unscd. Notes	3.38	4/15/2029	250,000	278,283
Walmart, Sr. Unscd. Notes	3.05	7/8/2026	270,000	292,916
				694,322
Semiconductors & Semiconductor Equipment - .1%
Broadcom Cayman Finance, Gtd. Notes	3.00	1/15/2022	245,000	249,888
Supranational Bank - .5%
Asian Development Bank, Sr. Unscd. Notes	2.25	1/20/2021	315,000	317,992

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 30.6% (continued)
Supranational Bank - .5% (continued)
Corp. Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	175,000	180,681
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	310,000	324,046
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	300,000	312,961
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.00	1/26/2022	320,000	326,063
				1,461,743
Technology Hardware & Equipment - .3%
Apple, Sr. Unscd. Notes	2.05	9/11/2026	425,000	436,171
Dell International, Sr. Scd. Notes	6.02	6/15/2026	130,000	[a] 152,353
Hewlett Packard Enterprise, Sr. Unscd. Notes	3.50	10/5/2021	35,000	36,053
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	145,000	154,619
				779,196
Telecommunication Services - .6%
AT&T, Sr. Unscd. Notes	4.25	3/1/2027	375,000	422,724
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	85,000	106,929
AT&T, Sr. Unscd. Notes	5.35	12/15/2043	225,000	279,545
Cisco Systems, Sr. Unscd. Notes	2.50	9/20/2026	95,000	100,406
Corning, Sr. Unscd. Notes	4.38	11/15/2057	110,000	120,203
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	200,000	[a] 214,573
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	150,000	184,486
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	47,000	50,859
Verizon Communications, Sr. Unscd. Notes	3.88	2/8/2029	140,000	160,286
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	305,000	355,252
				1,995,263
Transportation - .3%
CSX, Sr. Unscd. Notes	2.60	11/1/2026	380,000	401,219
CSX, Sr. Unscd. Notes	3.35	11/1/2025	205,000	222,454
FedEx, Gtd. Notes	4.40	1/15/2047	205,000	217,478
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	145,000	153,765
				994,916
U.S. Government Agencies - .3%
Federal Home Loan Bank, Bonds	1.88	11/29/2021	445,000	451,809
Federal National Mortgage Association, Notes	2.38	1/19/2023	575,000	[c] 598,735
				1,050,544

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 30.6% (continued)
U.S. Government Agencies Mortgage-Backed - 11.3%
Federal Home Loan Mortgage Corp.:
2.50%, 11/1/2027			189,676	[c]	195,891
3.00%, 6/1/2031-12/1/2046			1,501,508	[c]	1,569,305
3.50%, 12/1/2041-8/1/2049			2,194,988	[c]	2,320,615
5.50%, 4/1/2022-1/1/2036			66,060	[c]	74,883
Federal National Mortgage Association:
2.50%			1,150,000	[c,e]	1,180,547
2.50%, 9/1/2028-12/1/2031			885,839	[c]	913,663
3.00%			2,545,000	[c,e]	2,617,120
3.00%, 6/1/2028-1/1/2059			5,154,319	[c]	5,363,293
3.50%, 8/1/2034-8/1/2056			5,822,275	[c]	6,163,568
3.50%			1,605,000	[c,e]	1,670,503
4.00%, 7/1/2042-6/1/2047			1,993,033	[c]	2,159,884
4.00%			3,165,000	[c,e]	3,334,241
4.50%, 2/1/2039-9/1/2049			2,398,795	[c]	2,618,105
4.50%			900,000	[c,e]	960,609
5.00%, 8/1/2020-12/1/2048			641,682	[c]	716,126
5.50%, 9/1/2034-5/1/2039			54,851	[c]	62,367
8.00%, 3/1/2030			99	[c]	100
Government National Mortgage Association I:
5.50%, 4/15/2033			14,720		16,710
Government National Mortgage Association II:
3.00%, 1/20/2045-11/20/2047			1,271,613		1,325,074
4.00%, 10/20/2047-1/20/2048			880,451		928,291
4.50%, 7/20/2048			536,735		571,264
				34,762,159
U.S. Treasury Securities - 3.2%
U.S. Treasury Bonds	2.88	5/15/2049	5,565,000		7,132,113
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.88	2/15/2047	175,656	[f]	209,927
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	1,329,812	[f]	1,391,343
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	4/15/2024	952,700	[d,f]	984,737
				9,718,120
Utilities - 1.0%
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.25	4/15/2028	95,000	[d]	103,072
Dominion Energy, Sr. Unscd. Notes	3.90	10/1/2025	165,000		181,986
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	275,000	[d]	295,534
Duke Energy Progress, First Mortgage Bonds	3.45	3/15/2029	245,000		273,808

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 30.6% (continued)
Utilities - 1.0% (continued)
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000	249,377
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	440,000	550,817
FirstEnergy, Sr. Unscd. Notes	2.05	3/1/2025	45,000	45,680
FirstEnergy, Sr. Unscd. Notes	2.65	3/1/2030	205,000	209,770
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	105,000	129,949
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	125,000	154,257
NiSource, Sr. Unscd. Notes	5.65	2/1/2045	230,000	314,459
Sempra Energy, Sr. Unscd. Notes	3.40	2/1/2028	100,000	107,950
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	25,000	36,942
Southern California Edison, First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	271,895
Xcel Energy, Sr. Unscd. Notes	2.60	12/1/2029	260,000	265,171
				3,190,667
Total Bonds and Notes (cost $89,246,468)			94,441,218
Description			Shares	Value ($)
Common Stocks - 62.8%
Advertising - .2%
Omnicom Group			6,937	480,595
Aerospace & Defense - 2.8%
L3Harris Technologies			15,465	[g] 3,057,894
Northrop Grumman			2,673	878,989
United Technologies			36,761	4,800,619
				8,737,502
Agriculture - .7%
Archer-Daniels-Midland			27,099	1,020,277
Philip Morris International			12,029	984,814
				2,005,091
Airlines - .8%
Delta Air Lines			50,278	2,319,324
Automobiles & Components - .4%
General Motors			39,514	1,205,177
Banks - 4.1%
Bank of America			118,374	3,373,659
Citigroup			44,075	2,796,999
JPMorgan Chase & Co.			55,929	6,493,916
				12,664,574
Beverage Products - .4%
CVS Health			7,364	435,802

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 62.8% (continued)
Beverage Products - .4% (continued)
PepsiCo	5,249	693,025
		1,128,827
Chemicals - 3.3%
CF Industries Holdings	124,227	4,579,007
Martin Marietta Materials	7,231	1,645,269
The Mosaic Company	53,232	906,541
Vulcan Materials	26,015	3,128,564
		10,259,381
Commercial & Professional Services - .3%
Square, Cl. A	11,393	[d,g] 949,379
Consumer Discretionary - 1.4%
Chipotle Mexican Grill	1,438	[g] 1,112,408
Las Vegas Sands	17,479	1,019,200
Lennar, Cl. A	35,520	2,143,277
		4,274,885
Consumer Durables & Apparel - .2%
PVH	10,243	759,109
Consumer Staples - .4%
Colgate-Palmolive	17,035	1,151,055
Diversified Financials - 4.2%
Capital One Financial	12,468	1,100,426
E*TRADE Financial	20,724	948,745
LPL Financial Holdings	11,191	889,461
Morgan Stanley	75,769	3,411,878
State Street	10,017	682,258
The Charles Schwab	19,032	775,554
The Goldman Sachs Group	11,295	2,267,697
Voya Financial	55,063	[d] 2,898,516
		12,974,535
Electronic Components - .3%
Quanta Services	25,521	973,116
Energy - 3.7%
Apergy	24,571	[g] 457,021
Concho Resources	5,989	407,372
Hess	74,100	4,162,938
Marathon Petroleum	76,050	3,606,291
Phillips 66	17,477	1,308,328
Pioneer Natural Resources	7,935	974,259
Schlumberger	20,081	543,994
		11,460,203
Food & Staples Retailing - .3%
Walmart	8,591	925,079
Food Products - .9%
Conagra Brands	76,961	2,054,089

Description	Shares		Value ($)
Common Stocks - 62.8% (continued)
Food Products - .9% (continued)
Kellogg	9,297	[d]	562,190
		2,616,279
Food Service - .3%
McDonald's	5,167		1,003,276
Health Care - 8.2%
AbbVie	29,684		2,544,216
Alcon	26,009	[d,g]	1,594,352
Anthem	7,982		2,052,092
Becton Dickinson & Co.	8,437		2,006,487
Biogen	6,670	[g]	2,056,961
Bristol-Myers Squibb	12,136		716,752
Cigna	2,527		462,289
Eli Lilly & Co.	11,522		1,453,270
Gilead Sciences	6,831		473,798
Humana	2,194		701,378
Intuitive Surgical	1,598	[g]	853,268
Laboratory Corporation of America Holdings	2,800	[g]	491,932
Medtronic	50,627		5,096,620
Merck & Co.	27,017		2,068,422
Sarepta Therapeutics	5,775	[d,g]	661,064
Vertex Pharmaceuticals	5,553	[g]	1,244,039
Zoetis	6,726		896,105
		25,373,045
Industrial - 1.8%
Eaton	33,634		3,051,276
Gardner Denver Holdings	53,172	[d,g]	1,743,510
Ingersoll-Rand	6,141		792,435
		5,587,221
Information Technology - 5.1%
HubSpot	3,099	[d,g]	556,116
International Business Machines	7,302		950,355
Microsoft	40,408		6,546,500
Salesforce.com	6,398	[g]	1,090,219
ServiceNow	3,783	[g]	1,233,598
Splunk	16,297	[g]	2,401,037
Visa, Cl. A	15,583	[d]	2,832,366
		15,610,191
Insurance - 4.4%
American International Group	57,164		2,410,034
Assurant	11,062		1,333,967
Berkshire Hathaway, Cl. B	34,155	[g]	7,047,543
Chubb	10,245		1,485,832

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.8% (continued)
Insurance - 4.4% (continued)
Willis Towers Watson	7,043		1,332,888
		13,610,264
Internet Software & Services - 5.8%
Alphabet, Cl. A	1,800	[g]	2,410,650
Alphabet, Cl. C	4,788	[g]	6,412,712
Amazon.com	1,678	[g]	3,160,932
Pinterest, Cl. A	35,519	[d,g]	692,620
Proofpoint	27,233	[g]	2,904,399
Shopify, Cl. A	3,221	[g]	1,492,322
Twitter	27,002	[g]	896,466
		17,970,101
Metals & Mining - .8%
Freeport-McMoRan	106,159		1,057,344
Louisiana-Pacific	20,313		577,905
Newmont	20,463		913,264
		2,548,513
Real Estate - .4%
Outfront Media	28,356	[h]	746,897
Weyerhaeuser	23,293	[h]	605,152
		1,352,049
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices	62,964	[d,g]	2,863,603
Applied Materials	20,582		1,196,226
Broadcom	8,647		2,357,345
Intel	49,452		2,745,575
Microchip Technology	7,902	[d]	716,790
Micron Technology	13,997	[g]	735,682
NVIDIA	7,640		2,063,335
		12,678,556
Technology Hardware & Equipment - 3.2%
Apple	8,386		2,292,397
Cognex	15,336		683,065
Corning	92,807	[d]	2,214,375
Qualcomm	24,988		1,956,560
Western Digital	12,036		668,720
Zebra Technologies, Cl. A	9,485	[g]	2,001,050
		9,816,167
Telecommunication Services - .6%
AT&T	29,717		1,046,633
Cisco Systems	21,297		850,389
		1,897,022
Transportation - .8%
Union Pacific	15,906		2,541,938

Description			Shares	Value ($)
Common Stocks - 62.8% (continued)
Utilities - 2.9%
Clearway Energy, Cl. C			57,788	1,215,860
Edison International			35,140	2,361,057
PPL			183,092	5,494,591
				9,071,508
Total Common Stocks (cost $172,957,235)			193,943,962
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - .3%
U.S. Government Securities
U.S. Treasury Bills (cost $948,104)	1.55	4/16/2020	950,000	[i,j] 948,398
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 9.3%
Registered Investment Companies - 9.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $28,656,811)	1.59		28,656,811	[k] 28,656,811

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $470,180)	1.59		470,180	[k] 470,180
Total Investments (cost $292,278,798)			103.1%	318,460,569
Liabilities, Less Cash and Receivables			(3.1%)	(9,713,504)
Net Assets			100.0%	308,747,065

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, these securities were valued at $10,286,958 or 3.33% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Security, or portion thereof, on loan. At February 29, 2020, the value of the fund’s securities on loan was $18,438,412 and the value of the collateral was $18,887,598, consisting of cash collateral of $470,180 and U.S. Government & Agency securities valued at $18,417,418.

e Purchased on a forward commitment basis.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Non-income producing security.

h Investment in real estate investment trust within the United States.

i Held by a counterparty for open exchange traded derivative contracts.

j Security is a discount security. Income is recognized through the accretion of discount.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Asset-Backed	−	4,937,685	−	4,937,685
Collateralized Municipal-Backed Securities	−	2,115,148	−	2,115,148
Commercial Mortgage-Backed	−	5,468,366	−	5,468,366
Corporate Bonds	−	33,518,367	−	33,518,367
Equity Securities―Common Stocks	193,943,962	−	−	193,943,962
Foreign Governmental	−	451,866	−	451,866
Investment Companies	29,126,991	−	−	29,126,991
Municipal Securities	−	2,418,963	−	2,418,963
U.S. Government Agencies	−	1,050,544	−	1,050,544
U.S. Government Agencies Mortgage-Backed	−	34,762,159	−	34,762,159
U.S. Treasury Treasuries	−	10,666,518	−	10,666,518
Other Financial Instruments:
Futures††	60,024	−	−	60,024
Liabilities ($)
Other Financial Instruments:
Futures††	(49,534)	−	−	(49,534)

†  See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Balanced Opportunity Fund

February 29, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	9	6/30/2020	1,949,836	1,964,953	15,117
U.S. Treasury 5 Year Notes	12	6/30/2020	1,454,719	1,473,000	18,281
U.S. Treasury Ultra Long Bond	6	6/19/2020	1,218,374	1,245,000	26,626
Futures Short
Ultra 10 Year U.S. Treasury Notes	18	6/19/2020	2,654,404	2,703,938	(49,534)
Gross Unrealized Appreciation				60,024
Gross Unrealized Depreciation				(49,534)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid

NOTES

prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 29, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts

NOTES

are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At February 29, 2020, accumulated net unrealized appreciation on investments was $26,181,771, consisting of $35,845,809 gross unrealized appreciation and $9,664,038 gross unrealized depreciation

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.